Employee Long Term Incentive Plan - Weighted Average Assumptions Used to Estimate the Fair Value of Grants (Detail) - Class D Units [Member] - Summit Materials, LLC [Member]	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Class D Units
Risk-free interest rate, Minimum	1.68%	0.50%
Risk-free interest rate			0.50%
Risk-free interest rate, Maximum	1.92%	0.68%
Dividend yield	0.00%	0.00%	0.00%
Volatility	50.00%	58.00%	58.00%
Expected term			4 years
Minimum [Member]
Class D Units
Expected term	7 years	3 years
Maximum [Member]
Class D Units
Expected term	10 years	4 years